Financial instruments and risk management (Details 3) R$ in Thousands	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	R$ 2,624,576
Accumulated variation in debt
Fair value of the active tip of the swap	2,624,576
Fair value of the passive tip of the swap	(2,340,693)
Swap result	283,883
Probable Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,624,576
Accumulated variation in debt
Fair value of the active tip of the swap	2,624,576
Fair value of the passive tip of the swap	(2,340,693)
Swap result	283,883
Probable Scenario [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,624,576
Accumulated variation in debt
Fair value of the active tip of the swap	2,624,576
Fair value of the passive tip of the swap	(2,340,693)
Swap result	283,883
Possible Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,553,420
Accumulated variation in debt	(71,156)
Fair value of the active tip of the swap	2,553,420
Fair value of the passive tip of the swap	(2,340,693)
Swap result	212,727
Accumulated variation in swap	(71,156)
Possible Scenario [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,624,576
Accumulated variation in debt
Fair value of the active tip of the swap	2,624,576
Fair value of the passive tip of the swap	(2,338,633)
Swap result	285,943
Accumulated variation in swap	2,060
Final result	2,060
Remote Scenario [Member] | I P C A Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,486,228
Accumulated variation in debt	(138,348)
Fair value of the active tip of the swap	2,486,228
Fair value of the passive tip of the swap	(2,340,693)
Swap result	145,535
Accumulated variation in swap	(138,348)
Remote Scenario [Member] | C D I Sensitivity Scenario [Member]
IfrsStatementLineItems [Line Items]
Fair value in USD, EUR, BRL and IPCA	2,624,576
Accumulated variation in debt
Fair value of the active tip of the swap	2,624,576
Fair value of the passive tip of the swap	(2,336,836)
Swap result	287,740
Accumulated variation in swap	3,857
Final result	R$ 3,857